Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2013
Accrued Expenses and Other Payables
13	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	December 31,
	2012	2013
	RMB	RMB

Accrued payroll and employee benefits	62,661	67,824
Other accrued expenses (Note (a))	19,380	26,258
Payable for purchases of property and equipment	3,664	4,593
Deposits received (Note (b))	2,315	2,801
VAT and other taxes payable	17,483	21,589

	105,503	123,065

Notes:

(a) Amounts represent primarily accrued rental, utilities, advertising and other sundry expenses.

(b) Amounts represent primarily guarantee deposits from constructors for renovation and construction projects.